Taxation (Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended		12 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended	60 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 High and new technology enterprises [Member]	Dec. 31, 2012 AmazGame [Member]	Dec. 31, 2011 AmazGame [Member]	Dec. 31, 2012 Gamease [Member]	Dec. 31, 2011 Gamease [Member]	Dec. 31, 2012 Software enterprises [Member]	Dec. 31, 2013 Shenzhen 7Road [Member]	Dec. 31, 2012 Shanghai ICE [Member]	Dec. 31, 2014 Shanghai ICE [Member]	Dec. 31, 2016 Gamespace [Member]	Dec. 31, 2012 Guanyou Gamespace [Member]	Dec. 31, 2012 ICE Information [Member]	Dec. 31, 2012 7Road Technology [Member]
Income tax and tax rate [Line Items]
Effective Income Tax Rate in Hong Kong	16.50%	16.50%	16.50%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate					15.00%	15.00%	12.50%	15.00%	12.50%	12.50%	12.50%		12.50%	12.50%
Income tax exemption period										2 years		2 years			2 years	2 years	2 years
Tax rate reduction rate							50.00%		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Preferential income tax rate period										3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies				10.00%
Preferential withholding tax rate on dividends, foreign invested enterprises to Hong Kong holding companies				5.00%
Withholding tax rate on dividends, foreign invested enterprises to Hong Kong holding companies				10.00%
Deferred tax liabilities related to withholding tax	$ 11,878	$ 0		$ 11,878